DERIVATIVE INSTRUMENTS (Narrative) (Details) $ in Thousands, lb in Millions, l in Millions	1 Months Ended				2 Months Ended	12 Months Ended
	Jan. 31, 2023 CAD ($) lb $ / Pound l	Jul. 30, 2022 CAD ($) lb $ / Pound	Jun. 30, 2022 CAD ($) lb $ / Pound	May 31, 2021 CAD ($) lb $ / Pound	Feb. 28, 2022 CAD ($) lb $ / Pound	Dec. 31, 2022 CAD ($) lb $ / Pound l	Dec. 31, 2021 CAD ($) lb $ / Pound
Disclosure of detailed information about financial instruments [line items]
Purchase of put options | $						$ 7,269	$ 15,837
Proceeds from diesel fuel call options | $						$ 22,539	$ 0
Copper put option contracts one [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb							41
Purchase of put options | $							$ 11,143
Strike price							3.75
Copper put option contracts one [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date							from July 2021
Copper put option contracts one [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date							to December 2021
Copper put option contracts two [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb				43
Purchase of put options | $				$ 4,693
Strike price				4
Ceiling price				5.6
Copper put option contracts two [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date				from January 2022
Copper put option contracts two [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date				to June 2022
Copper Collar Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb			30		42	30
Purchase of put options | $			$ 2,975		$ 4,295
Maturity date						H1 2023
Strike price			3.75		4
Ceiling price			4.72		5.4
Fuel call options outstanding at fair value | $						$ 6,184
Copper Collar Contracts [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date			from January 2023		from July 2022
Strike price						3.75
Copper Collar Contracts [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date			to June 2023		to December 2022
Strike price						4.72
Copper price collar contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb		35
Purchase of put options | $		$ 9,880				$ 22,539
Copper price collar contracts [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		3.75
Copper price collar contracts [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		4
Diesel fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Purchase of put options | $						$ 260	$ 717
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb						27
Purchase of put options | $						$ 1,796
Number of litres of fuel call options | l						12
Fuel call options [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Purchase of put options | $	$ 941
Number of litres of fuel call options | l	12
Fuel call options [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date						from April 2022
Fuel call options [Member] | Bottom of range [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	from July 2023
Fuel call options [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date						to June 2023
Fuel call options [Member] | Top of range [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	to December 2023
Zero cost copper collar contracts [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb	42
Strike price	3.75
Ceiling price	4.7
Zero cost copper collar contracts [Member] | Bottom of range [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	from July 2022
Zero cost copper collar contracts [Member] | Top of range [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	to December 2023